FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-5

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA-5

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA-5

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-5 (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	LVIP American Century Balanced Standard Class II Shares (2)

Columbia - Small Company Growth Class 1 Shares (1)	LVIP American Century Capital Appreciation Standard Class II Shares (2)

Federated Hermes Fund for U.S. Government Securities II (1)	Schwab Government Money Market (1)

Federated Hermes Managed Volatility II Primary Shares (1)	TA JPMorgan Enhanced Index Initial Class (3)

Invesco V.I. High Yield Series I Shares (1)	VY JPMorgan Emerging Markets Equity (1)

Janus Henderson - Research Institutional Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

(3) Statements of operations and changes in net assets for the period May 3, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-5

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-5 indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-5 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Allspring VT Discovery SMID Cap Growth Class 2 Shares	Invesco V.I. Core Equity Series I Shares
American Century VP Balanced Class I Shares	Invesco V.I. High Yield Series I Shares
American Century VP Capital Appreciation Class I Shares	Janus Henderson - Research Institutional Shares
Columbia - Small Company Growth Class 1 Shares	Schwab Government Money Market
Federated Hermes Fund for U.S. Government Securities II	VY JPMorgan Emerging Markets Equity
Federated Hermes Managed Volatility II Primary Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-5 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-5 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agent or investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-5 since 2014.

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Allspring VT Discovery SMID Cap Growth Class 2 Shares	32,414.546	$830,169	$783,460	$2	$783,462	5,335	$146.859549	$146.859549
Columbia - Small Company Growth Class 1 Shares	55,196.845	818,646	779,931	1	779,932	8,176	95.397174	95.397174
Federated Hermes Fund for U.S. Government Securities II	16,514.403	176,391	149,786	-	149,786	6,912	21.670073	21.670073
Federated Hermes Managed Volatility II Primary Shares	46,885.544	472,493	477,764	(9)	477,755	350,711	1.362245	1.362245
Invesco V.I. High Yield Series I Shares	61,873.766	314,696	295,138	-	295,138	7,340	40.209109	40.209109
Janus Henderson - Research Institutional Shares	45,968.345	1,611,096	2,730,520	(3)	2,730,517	18,194	150.081661	150.081661
LVIP American Century Balanced Standard Class II Shares	31,457.236	246,982	264,335	-	264,335	24,320	10.868877	10.868877
LVIP American Century Capital Appreciation Standard Class II Shares	63,493.255	949,920	1,064,528	(1)	1,064,527	92,212	11.544385	11.544385
Schwab Government Money Market	667,979.780	667,980	667,980	(18)	667,962	434,593	1.536985	1.536985
TA JPMorgan Enhanced Index Initial Class	138,029.268	3,594,611	3,943,496	(3)	3,943,493	3,395,114	1.161520	1.161520
VY JPMorgan Emerging Markets Equity	17,314.390	282,954	220,066	(5)	220,061	95,463	2.305198	2.305198

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Allspring VT Discovery SMID Cap Growth Class 2 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2022:	$677,076	$519,997	$214,008	$426,357

Investment Income:
Reinvested Dividends	-	-	5,292	7,880
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,294	4,992	1,776	3,583

Net Investment Income (Loss)	(6,294)	(4,992)	3,516	4,297

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,106)	(3,973)	(2,702)	(4,555)

Net Realized Capital Gains (Losses) on Investments	(1,106)	(3,973)	(2,702)	(4,555)
Net Change in Unrealized Appreciation (Depreciation)	136,899	141,881	5,938	32,246

Net Gain (Loss) on Investment	135,793	137,908	3,236	27,691

Net Increase (Decrease) in Net Assets Resulting from Operations	129,499	132,916	6,752	31,988

Increase (Decrease) in Net Assets from Contract Transactions	(865)	(841)	(9,130)	(14,586)

Total Increase (Decrease) in Net Assets	128,634	132,075	(2,378)	17,402

Net Assets as of December 31, 2023:	$805,710	$652,072	$211,630	$443,759

Investment Income:
Reinvested Dividends	-	16,506	7,401	10,273
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,126	6,092	1,554	3,974

Net Investment Income (Loss)	(7,126)	10,414	5,847	6,299

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(4,742)	(13,862)	(12,565)	(2,879)

Net Realized Capital Gains (Losses) on Investments	(4,742)	(13,862)	(12,565)	(2,879)
Net Change in Unrealized Appreciation (Depreciation)	143,006	149,602	7,315	59,728

Net Gain (Loss) on Investment	138,264	135,740	(5,250)	56,849

Net Increase (Decrease) in Net Assets Resulting from Operations	131,138	146,154	597	63,148

Increase (Decrease) in Net Assets from Contract Transactions	(153,386)	(18,294)	(62,441)	(29,152)

Total Increase (Decrease) in Net Assets	(22,248)	127,860	(61,844)	33,996

Net Assets as of December 31, 2024:	$783,462	$779,932	$149,786	$477,755

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Research Institutional Shares Subaccount	LVIP American Century Balanced Standard Class II Shares Subaccount(1)	LVIP American Century Capital Appreciation Standard Class II Shares Subaccount(1)

Net Assets as of December 31, 2022:	$344,850	$1,952,523	$-	$-

Investment Income:
Reinvested Dividends	18,595	3,203	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,986	18,168	-	-

Net Investment Income (Loss)	15,609	(14,965)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(840)	107,439	-	-

Net Realized Capital Gains (Losses) on Investments	(840)	107,439	-	-
Net Change in Unrealized Appreciation (Depreciation)	16,704	657,323	-	-

Net Gain (Loss) on Investment	15,864	764,762	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	31,473	749,797	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(7,516)	(458,480)	-	-

Total Increase (Decrease) in Net Assets	23,957	291,317	-	-

Net Assets as of December 31, 2023:	$368,807	$2,243,840	$-	$-

Investment Income:
Reinvested Dividends	16,423	783	3,947	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,001	21,791	1,500	7,022

Net Investment Income (Loss)	13,422	(21,008)	2,447	(7,022)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	74,521	-	28,023
Realized Gain (Loss) on Investments	(1,989)	98,387	95	61,369

Net Realized Capital Gains (Losses) on Investments	(1,989)	172,908	95	89,392
Net Change in Unrealized Appreciation (Depreciation)	12,668	583,622	17,353	114,608

Net Gain (Loss) on Investment	10,679	756,530	17,448	204,000

Net Increase (Decrease) in Net Assets Resulting from Operations	24,101	735,522	19,895	196,978

Increase (Decrease) in Net Assets from Contract Transactions	(97,770)	(248,845)	244,440	867,549

Total Increase (Decrease) in Net Assets	(73,669)	486,677	264,335	1,064,527

Net Assets as of December 31, 2024:	$295,138	$2,730,517	$264,335	$1,064,527

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Schwab Government Money Market Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount(1)	VY JPMorgan Emerging Markets Equity Subaccount

Net Assets as of December 31, 2022:	$439,061	$-	$264,342

Investment Income:
Reinvested Dividends	25,282	-	5,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,404	-	2,299

Net Investment Income (Loss)	20,878	-	3,001
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	-	-
Realized Gain (Loss) on Investments	-	-	(648)

Net Realized Capital Gains (Losses) on Investments	1	-	(648)
Net Change in Unrealized Appreciation (Depreciation)	-	-	13,274

Net Gain (Loss) on Investment	1	-	12,626

Net Increase (Decrease) in Net Assets Resulting from Operations	20,879	-	15,627

Increase (Decrease) in Net Assets from Contract Transactions	165,278	-	(1)

Total Increase (Decrease) in Net Assets	186,157	-	15,626

Net Assets as of December 31, 2023:	$625,218	$-	$279,968

Investment Income:
Reinvested Dividends	32,186	24,527	2,773
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,538	21,373	2,213

Net Investment Income (Loss)	26,648	3,154	560

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5	120,882	-
Realized Gain (Loss) on Investments	-	3,189	(16,799)

Net Realized Capital Gains (Losses) on Investments	5	124,071	(16,799)
Net Change in Unrealized Appreciation (Depreciation)	-	348,885	20,845

Net Gain (Loss) on Investment	5	472,956	4,046

Net Increase (Decrease) in Net Assets Resulting from Operations	26,653	476,110	4,606

Increase (Decrease) in Net Assets from Contract Transactions	16,091	3,467,383	(64,513)

Total Increase (Decrease) in Net Assets	42,744	3,943,493	(59,907)

Net Assets as of December 31, 2024:	$667,962	$3,943,493	$220,061

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA-5 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct AssetsSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Allspring Variable Trust:	Allspring Variable Trust:
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Lincoln Variable Insurance Products:	Lincoln Variable Insurance Products:
LVIP American Century Balanced Standard Class II Shares	LVIP American Century Balanced Standard Fund Class II Shares
LVIP American Century Capital Appreciation Standard Class II Shares	LVIP American Century Capital Appreciation Standard Fund Class II Shares
Schwab Annuity Portfolios:	Schwab Annuity Portfolios:
Schwab Government Money Market	Schwab Government Money Market Portfolio
Transamerica Series Trust:	Transamerica Series Trust:
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
Voya Investors Trust:	Voya Investors Trust:
VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA JPMorgan Enhanced Index Initial Class	May 3, 2024
LVIP American Century Balanced Standard Class II Shares	April 26, 2024
LVIP American Century Capital Appreciation Standard Class II Shares	April 26, 2024

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
LVIP American Century Balanced Standard Class II Shares	American Century VP Balanced Class I Shares
LVIP American Century Capital Appreciation Standard Class II Shares	American Century VP Capital Appreciation Class I Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA JPMorgan Enhanced Index Initial Class	Invesco V.I. Core Equity Series I Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$-	$160,513
Columbia - Small Company Growth Class 1 Shares	16,506	24,386
Federated Hermes Fund for U.S. Government Securities II	7,401	63,995
Federated Hermes Managed Volatility II Primary Shares	10,273	33,123
Invesco V.I. High Yield Series I Shares	31,269	115,616
Janus Henderson - Research Institutional Shares	75,304	270,636
LVIP American Century Balanced Standard Class II Shares	248,387	1,500
LVIP American Century Capital Appreciation Standard Class II Shares	1,197,535	308,984
Schwab Government Money Market	71,369	28,615
TA JPMorgan Enhanced Index Initial Class	3,639,469	48,047
VY JPMorgan Emerging Markets Equity	2,773	66,726

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	(1,091)	(1,091)	-	(7)	(7)
Columbia - Small Company Growth Class 1 Shares	-	(236)	(236)	-	(11)	(11)
Federated Hermes Fund for U.S. Government Securities II	-	(2,827)	(2,827)	-	(436)	(436)
Federated Hermes Managed Volatility II Primary Shares	-	(22,527)	(22,527)	-	(13,222)	(13,222)
Invesco V.I. High Yield Series I Shares	390	(2,847)	(2,457)	-	(211)	(211)
Janus Henderson - Research Institutional Shares	-	(1,865)	(1,865)	-	(4,721)	(4,721)
LVIP American Century Balanced Standard Class II Shares	24,320	-	24,320	-	-	-
LVIP American Century Capital Appreciation Standard Class II Shares	116,319	(24,107)	92,212	-	-	-
Schwab Government Money Market	26,242	(15,409)	10,833	114,258	-	114,258
TA JPMorgan Enhanced Index Initial Class	3,418,932	(23,818)	3,395,114	-	-	-
VY JPMorgan Emerging Markets Equity	-	(27,538)	(27,538)	-	-	-

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$-	$(153,386)	$(153,386)	$-	$(865)	$(865)
Columbia - Small Company Growth Class 1 Shares	-	(18,294)	(18,294)	-	(841)	(841)
Federated Hermes Fund for U.S. Government Securities II	-	(62,441)	(62,441)	-	(9,130)	(9,130)
Federated Hermes Managed Volatility II Primary Shares	-	(29,152)	(29,152)	-	(14,586)	(14,586)
Invesco V.I. High Yield Series I Shares	14,871	(112,641)	(97,770)	-	(7,516)	(7,516)
Janus Henderson - Research Institutional Shares	-	(248,845)	(248,845)	-	(458,480)	(458,480)
LVIP American Century Balanced Standard Class II Shares	244,440	-	244,440	-	-	-
LVIP American Century Capital Appreciation Standard Class II Shares	1,169,590	(302,041)	867,549	-	-	-
Schwab Government Money Market	39,268	(23,177)	16,091	165,287	(9)	165,278
TA JPMorgan Enhanced Index Initial Class	3,494,060	(26,677)	3,467,383	-	-	-
VY JPMorgan Emerging Markets Equity	-	(64,513)	(64,513)	-	(1)	(1)

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Discovery SMID Cap Growth Class 2 Shares

12/31/2024	5,335	$146.86	to	$146.86	$783,462	-%	0.85%	to	0.85%	17.13%	to	17.13%
12/31/2023	6,426	125.38	to	125.38	805,710	-	0.85	to	0.85	19.13	to	19.13
12/31/2022	6,433	105.24	to	105.24	677,076	-	0.85	to	0.85	(38.37)	to	(38.37)
12/31/2021	6,936	170.77	to	170.77	1,184,528	-	0.85	to	0.85	(5.84)	to	(5.84)
12/31/2020	6,946	181.37	to	181.37	1,259,746	-	0.85	to	0.85	61.28	to	61.28
Columbia - Small Company Growth Class 1 Shares
12/31/2024	8,176	95.40	to	95.40	779,932	2.30	0.85	to	0.85	23.06	to	23.06
12/31/2023	8,412	77.52	to	77.52	652,072	-	0.85	to	0.85	25.57	to	25.57
12/31/2022	8,423	61.74	to	61.74	519,997	-	0.85	to	0.85	(36.31)	to	(36.31)
12/31/2021	8,441	96.93	to	96.93	818,179	-	0.85	to	0.85	(3.72)	to	(3.72)
12/31/2020	8,454	100.67	to	100.67	851,089	-	0.85	to	0.85	69.68	to	69.68
Federated Hermes Fund for U.S. Government Securities II
12/31/2024	6,912	21.67	to	21.67	149,786	4.06	0.85	to	0.85	(0.27)	to	(0.27)
12/31/2023	9,739	21.73	to	21.73	211,630	2.52	0.85	to	0.85	3.31	to	3.31
12/31/2022	10,175	21.03	to	21.03	214,008	1.90	0.85	to	0.85	(13.28)	to	(13.28)
12/31/2021	10,661	24.25	to	24.25	258,574	2.02	0.85	to	0.85	(2.87)	to	(2.87)
12/31/2020	10,661	24.97	to	24.97	266,216	2.10	0.85	to	0.85	4.33	to	4.33
Federated Hermes Managed Volatility II Primary Shares
12/31/2024	350,711	1.36	to	1.36	477,755	2.20	0.85	to	0.85	14.58	to	14.58
12/31/2023	373,238	1.19	to	1.19	443,759	1.86	0.85	to	0.85	7.77	to	7.77
12/31/2022	386,460	1.10	to	1.10	426,357	1.87	0.85	to	0.85	(14.48)	to	(14.48)
12/31/2021	401,493	1.29	to	1.29	517,946	1.77	0.85	to	0.85	17.51	to	17.51
12/31/2020	412,741	1.10	to	1.10	453,108	2.56	0.85	to	0.85	0.08	to	0.08
Invesco V.I. High Yield Series I Shares
12/31/2024	7,340	40.21	to	40.21	295,138	4.66	0.85	to	0.85	6.82	to	6.82
12/31/2023	9,797	37.64	to	37.64	368,807	5.26	0.85	to	0.85	9.25	to	9.25
12/31/2022	10,008	34.46	to	34.46	344,850	4.70	0.85	to	0.85	(10.32)	to	(10.32)
12/31/2021	9,878	38.42	to	38.42	379,517	4.78	0.85	to	0.85	3.50	to	3.50
12/31/2020	9,879	37.12	to	37.12	366,703	6.05	0.85	to	0.85	2.45	to	2.45
Janus Henderson - Research Institutional Shares
12/31/2024	18,194	150.08	to	150.08	2,730,517	0.03	0.85	to	0.85	34.17	to	34.17
12/31/2023	20,059	111.86	to	111.86	2,243,840	0.15	0.85	to	0.85	41.97	to	41.97
12/31/2022	24,780	78.79	to	78.79	1,952,523	0.71	0.85	to	0.85	(30.48)	to	(30.48)
12/31/2021	25,298	113.34	to	113.34	2,867,261	0.10	0.85	to	0.85	19.32	to	19.32
12/31/2020	25,108	94.99	to	94.99	2,385,053	0.54	0.85	to	0.85	31.83	to	31.83
LVIP American Century Balanced Standard Class II Shares
12/31/2024(1)	24,320	10.87	to	10.87	264,335	1.53	0.85	to	0.85	-	to	-
LVIP American Century Capital Appreciation Standard Class II Shares
12/31/2024(1)	92,212	11.54	to	11.54	1,064,527	-	0.85	to	0.85	-	to	-
Schwab Government Money Market
12/31/2024	434,593	1.54	to	1.54	667,962	4.94	0.85	to	0.85	4.17	to	4.17
12/31/2023	423,760	1.48	to	1.48	625,218	4.82	0.85	to	0.85	4.00	to	4.00
12/31/2022	309,502	1.42	to	1.42	439,061	1.42	0.85	to	0.85	0.60	to	0.60
12/31/2021	322,473	1.41	to	1.41	454,746	0.06	0.85	to	0.85	(0.78)	to	(0.78)
12/31/2020	322,473	1.42	to	1.42	458,334	0.46	0.85	to	0.85	(0.56)	to	(0.56)
TA JPMorgan Enhanced Index Initial Class
12/31/2024(1)	3,395,114	1.16	to	1.16	3,943,493	0.65	0.85	to	0.85	-	to	-

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

VY JPMorgan Emerging Markets Equity

12/31/2024	95,463	$2.31	to	$2.31	$220,061	1.07%	0.85%	to	0.85%	1.28%	to	1.28%
12/31/2023	123,001	2.28	to	2.28	279,968	1.95	0.85	to	0.85	5.91	to	5.91
12/31/2022	123,001	2.15	to	2.15	264,342	-	0.85	to	0.85	(26.52)	to	(26.52)
12/31/2021	126,976	2.92	to	2.92	371,359	-	0.85	to	0.85	(10.60)	to	(10.60)
12/31/2020	135,096	3.27	to	3.27	441,975	0.59	0.85	to	0.85	32.61	to	32.61

  (1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.85% is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.